STROOCK & STROOCK & LAVAN LLP
180 MAIDEN LANE
NEW YORK, NEW YORK 10038

August 27, 2014

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Attention: Deborah O’Neal-Johnson, Esq.

Re:	The Lazard Funds, Inc.
File Numbers: 33-40682; 811-06312

Ladies and Gentlemen:

On behalf of The Lazard Funds, Inc. (the “Fund”), transmitted for filing with the Securities and Exchange Commission (the “Commission”) under the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended (the “1940 Act”), is Post-Effective Amendment No. 91 (the “Amendment”) to the Fund’s Registration Statement on Form N-1A (the “Registration Statement”). The Amendment relates to Post-Effective Amendment No. 88 (“Amendment No. 88”) to the Registration Statement, filed on June 13, 2014, which was filed in order to add three new series to the Fund, Lazard US Small Cap Equity Growth Portfolio (the “Small Cap Portfolio”), Lazard International Equity Concentrated Portfolio (the “International Portfolio”) and Lazard Global Strategic Equity Portfolio (the “Global Portfolio”) (each, a “Portfolio” and collectively, the “Portfolios”).

The Amendment is being filed in order to respond to comments of the staff (the “Staff”) of the Commission on Amendment No. 88 that were provided to the undersigned by Deborah O’Neal-Johnson of the Staff via telephone on July 29, 2014. The Amendment only relates to the International Portfolio and the Global Portfolio; a separate Post-Effective Amendment will be filed with respect to the Small Cap Portfolio, which will respond to Staff comments regarding the Small Cap Portfolio. The prospectus and the statement of additional information (“SAI”) included in the Amendment have been marked to indicate changes from the versions filed as part of Amendment No. 88.

For the convenience of the Staff, and for completeness purposes, the Staff’s comments have been restated below in their entirety, and the response is set out immediately following each comment. Capitalized terms used but not defined herein have the meanings assigned to them in the Amendment.

General

1.	Staff Comment: Please confirm supplementally that any incomplete or missing information or exhibits in Amendment No. 88, including the auditor’s consent and any other exhibits, will be completed in or filed with the Amendment.

Response: Any incomplete or missing information or exhibits in Amendment No. 88 has been completed in or filed with the Amendment. Please note that the Fund’s independent registered public accounting firm has advised that their consent is not needed where, as here, the firm is merely being stated to be the independent registered public accounting firm for the Fund. Accordingly, reference to their consent has been removed from the Amendment.

2.	Staff Comment: Please include the Fund’s Tandy certification with the Amendment.

Response: The Fund’s Tandy certification was filed with Amendment No. 88 and, therefore, is not included with this Amendment.

Prospectus

Summary Section—Fees and Expenses

3.	Staff Comment: Please confirm whether, in connection with the fee waiver and expense limitation arrangement in place between the Investment Manager and the Fund, on behalf of each Portfolio (the “Expense Limitation Agreement”), the Investment Manager retains a right to seek reimbursement from a Portfolio for amounts waived or reimbursed by the Investment Manager pursuant to the Expense Limitation Agreement.

Response: The Expense Limitation Agreement contains no provision for recoupment of fee waivers or expense reimbursements, and the Investment Manager has advised us that it will not seek recoupment from a Portfolio for the fee waivers and expense reimbursements pursuant to the Expense Limitation Agreement.

Summary Section—Example

4.	Staff Comment: For each Portfolio, if accurate, please clarify that the Example applies regardless of whether a shareholder holds or redeems his or her shares by revising the second sentence as follows: “The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then hold or redeem all of your shares at the end of those periods.”

Response: The requested change has been made.

5.	Staff Comment: Please confirm supplementally that the fee waiver and expense limitation arrangements described in the fee and expense tables are only reflected in the Examples for the terms of the arrangements.

Response: We have been advised by Fund management that the fee waiver and expense limitation arrangements described in the fee and expense tables are only reflected in the Examples for the terms of the arrangements.

Summary Section—Principal Investment Strategies

6.	Staff Comment: Given that the Global Portfolio uses the word “global” in its name, please explain supplementally how the Portfolio will ensure “diversification among investments in a number of different countries throughout the world” as contemplated in the Commission’s 2001 release concerning investment company names. See Investment Company Names, Investment Company Act Release No. 24828 (January 17, 2001) (emphasis in original).

Response: Please note that the second and third sentences of the second paragraph state:

2

[U]nder normal market conditions, the Portfolio invests significantly (at least 40%—unless market conditions are not deemed favorable by the Investment Manager, in which case the Portfolio would invest at least 30%) in non-US companies. The Investment Manager allocates the Portfolio’s assets among various regions and countries, including the United States (but in no less than three different countries).

7.	Staff Comment: With respect to the International Portfolio and the Global Portfolio, please disclose the target market capitalization of the companies in which each Portfolio may invest. If the Portfolios may invest in companies of all market capitalizations, please clarify this in the disclosure.

Response: For the International Portfolio and the Global Portfolio, the following sentence has been added as the last sentence of the first paragraph: “The Portfolio may invest in securities of companies across the capitalization spectrum.”

8.	Staff Comment: With respect to the International Portfolio, the last sentence of the first paragraph states: “The Investment Manager may invest the Portfolio’s assets in securities of companies domiciled in emerging market countries in an amount up to the current emerging markets component of the Morgan Stanley Capital International (“MSCI®”) All Country World Index ex-US plus 15%.” Please clarify what is meant by the “emerging markets component” of the MSCI All Country World Index ex-US, including providing an indication of the percentage of the MSCI All Country World Index ex-US in the emerging market component.

Response: The referenced sentence has been revised as follows: “The Investment Manager may invest the Portfolio’s assets in securities of companies domiciled in emerging market countries in an amount up to the current percentage of securities in the Morgan Stanley Capital International (“MSCI®”) All Country World Index ex-US issued by companies domiciled in emerging market countries (21.8% as of July 31, 2014) plus 15%.”

9.	Staff Comment: With respect to each Portfolio, the last paragraph sets forth the Portfolio’s temporary defensive strategy. Please remove this disclosure from the summary section as per Instruction 6 to Item 9(b)(1) of Form N-1A.

Response: The referenced paragraph has been removed from the summary section and moved to Additional Information About Principal Investment Strategies and Principal Investment Risks— Additional Information About Principal Investment Strategies.

Summary Section—Principal Investment Risks

10.	Staff Comment: With respect to the Global Portfolio, please note that the Portfolio is described as “diversified” under the 1940 Act but includes risk disclosure under the heading “Non-Diversification Risk” as a principal investment risk. Please use a risk heading other than “Non-Diversification Risk” as use of that term for a diversified fund is potentially confusing (e.g., “Focused Investing Risk”).

Response: The referenced risk heading has been changed to “Focused Investing Risk”.

3

Other Performance of the Investment Manager

11.	Staff Comment: Please confirm supplementally that the Investment Manager has available all documents necessary to form the basis for the calculation of the performance data of each Composite in accordance with Rule 204-2(a)(16) under the Investment Advisers Act of 1940, as amended.

Response: We have been advised by Fund management that the Investment Manager has available all documents necessary to form the basis for the calculation of the performance data of each Composite in accordance with Rule 204-2(a)(16).

12.	Staff Comment: Please disclose that each Composite includes all accounts managed by the Investment Manager (which includes both funds and private accounts) with substantially similar investment objectives, policies and strategies as the relevant Portfolio (the “Other Accounts”). If a Composite does not include all such accounts, please confirm that such exclusion does not render the Composite misleading.

Response: We have been advised by Fund management that each Composite includes all accounts managed by the Investment Manager with substantially similar investment objectives, policies and strategies as the corresponding Portfolio that meet the Composite construction requirements and that Fund management believes that any exclusion from the Composites of accounts managed by the Investment Manager with substantially similar investment objectives, policies and strategies as the corresponding Portfolio does not render the Composites misleading.

13.	Staff Comment: The first sentence of the fourth paragraph states: “The performance results of the Composites are presented net of all fees and expenses (other than custody or other fees of third parties that may be associated with managed accounts and are not charged by the Investment Manager or its affiliates).” Please note that all fees and expenses other than custody fees must be deducted from performance results.

Response: The referenced disclosure has been changed. Please see the response to Comment No. 15.

14.	Staff Comment: If the International Equity Concentrated Composite consists of only one Other Account, please clarify this in the disclosure. Additionally, please use a term other than “Composite,” as that term is potentially misleading.

Response: The discussion under Other Performance of the Investment Manager—Lazard International Equity Concentrated Portfolio and Lazard Global Strategic Equity Portfolio has been revised as follows:

The Portfolios’ investment objectives, policies and strategies are substantially similar to those used by the Investment Manager in advising certain discretionary accounts (“Other Accounts”). There is currently only one Other Account that corresponds to the strategy employed for the International Equity Concentrated Portfolio (the “International Equity Concentrated Other Account”) that has been funded by the Investment Manager and has approximately $1.5 million in assets. The second chart below shows the historical investment performance for a composite (the “Composite”) of Other Accounts that corresponds to the strategy employed for the Global Strategic Equity Portfolio. The International Equity Concentrated Other Account and the Composite performance are compared to an

4

appropriate securities market index (each of which is unmanaged, has no fees or costs and is not available for investment).

The Other Accounts are portfolios separate and distinct from the Portfolios. Therefore, the performance information of the International Equity Concentrated Other Account or the Composite should not be considered a substitute for the corresponding Portfolio’s own performance information, nor indicative of the future performance of the Portfolio.

Certain Other Accounts are not subject to certain investment limitations, diversification requirements and other restrictions imposed on registered investment companies, such as the Portfolios, by the federal securities and tax laws which, if applicable, may have adversely affected the performance of the Other Accounts.

The performance results of the International Equity Concentrated Other Account and the Composite are presented net of all fees and expenses other than custody fees (except for any mutual funds, for which results include all fees). With respect to the International Equity Concentrated Other Account, which does not pay a management fee, a hypothetical management fee has been deducted equal to the highest rate that would have been charged by the Investment Manager to a comparable fee-paying account. The Portfolios bear fees and operational expenses not typically borne by managed accounts such as the Other Accounts (including distribution and servicing fees of Open Shares). Other Accounts’ performance would have been lower than that shown below if the Other Accounts had been subject to the fees and expenses of the corresponding Portfolio.

Additionally, although it is anticipated that each Portfolio and its corresponding Other Account(s) will hold similar securities, the investment results of a Portfolio and its corresponding Other Account(s) are expected to differ. In particular, differences in asset size and cash flows may result in different securities selections, differences in the relative weightings of securities or differences in the prices paid for particular portfolio holdings. However, such differences do not alter the conclusion that each Portfolio and its corresponding Other Account(s) have substantially similar investment objectives, policies and strategies.

The returns of the International Equity Concentrated Other Account and the Composite are dollar-weighted based upon beginning period market values. This calculation methodology differs from guidelines of the SEC for calculating performance of mutual funds.

15.	Staff Comment: Please revise the heading for each Composite to clarify that the performance data presented is not that of the Portfolio (for example, by using the heading “Composite Performance of Other Accounts”). As stated above, please do not use the term “Composite” if the Composite consists of only one Other Account.

Response: The heading for the Composite for the International Portfolio has been revised to “International Equity Concentrated Other Account Performance,” and the heading for the Global Portfolio has been revised to “Global Strategic Equity Composite Performance of Other Accounts.”

5

16.	Staff Comment: If a Composite consists of more than one Other Account, please clarify that there are multiple Other Accounts comprising the Composite and whether the inception date shown is the inception date for all of the Other Accounts or the inception date of the oldest Other Account in the Composite.

Response: The following footnote has been added to the inception date referenced in the second performance chart: “Inception date of the oldest Other Account in the Global Strategic Equity Composite.”

SAI

17.	Staff Comment: In the section Disclosure of Portfolio Holdings, please clarify in the disclosure whether there are any ongoing arrangements to make available to certain recipients portfolio holdings information prior to such information being available to the public and, if so, please disclose for all identified recipients the frequency and lag of the information and whether any compensation is paid for the information. See Item 16(f)(2) of Form N-1A.

Response: The last sentence of the third paragraph under Disclosure of Portfolio Holdings has been revised as follows: “The Fund also provides monthly portfolio holdings information (on a fifteen day lag) to Market Street Trust Company pursuant to a confidentiality agreement. No compensation is paid in consideration of receiving such information.”

*     *     *     *

We hereby advise you that the Amendment does not include disclosure which we believe would render it ineligible to become effective pursuant to paragraph (b) of Rule 485 under the Securities Act. We hope the Staff finds that this letter and the revisions to the prospectus and SAI are responsive to the Staff’s comments. Should members of the Staff have any questions or comments regarding the Amendment, they should call the undersigned at 212.806.6173 or Janna Manes at 212.806.6141.

Very truly yours,

/s/ Linda Y. Kim

Linda Y. Kim

cc: Janna Manes

6